Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (180)	$ 63	$ (374)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense	420	342	231
Amortization of discount and debt issuance costs	24	20	16
Loss on modification or extinguishment of debt	9	9	41
Total losses on derivatives, net	1,241	261	88
Total losses (gains) on derivatives, net—related party	(11)	1	1
Net cash used for settlement of derivative instruments	(107)	(174)	(30)
Impairment expense and loss on disposal of assets	2	1	0
Other	1	3	2
Changes in operating assets and liabilities:
Accounts receivable	(84)	(138)	(58)
Accounts receivable—affiliate	(273)	15	(57)
Advances to affiliate	14	(11)	(53)
Inventory	(62)	(18)	(37)
Accounts payable and accrued liabilities	468	63	174
Accrued liabilities—related party	(14)	11	3
Due to affiliates	9	5	15
Other, net	(33)	(56)	5
Other, net—affiliate	0	(1)	0
Net cash provided by (used in) operating activities	1,424	396	(33)
Cash flows from investing activities
Property, plant and equipment	(238)	(790)	(1,517)
Other	(2)	(6)	(2)
Net cash used in investing activities	(240)	(796)	(1,519)
Cash flows from financing activities
Proceeds from issuances of debt	1,150	1,050	4,203
Repayments of debt	(1,188)	(797)	(3,544)
Debt issuance and deferred financing costs	(4)	(8)	(16)
Debt extinguishment costs	(5)	0	(11)
Capital contributions	0	145	711
Distributions	(1,163)	0	0
Net cash provided by (used in) financing activities	(1,210)	390	1,343
Net decrease in restricted cash	(26)	(10)	(209)
Restricted cash and cash equivalents—beginning of period	70	80	289
Restricted cash and cash equivalents—end of period	$ 44	$ 70	$ 80